Cover	Jan. 16, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2025
Entity File Number	001-42474
Entity Registrant Name	RIBBON ACQUISITION CORP
Entity Central Index Key	0002035016
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Central Park Tower LaTour Shinjuku Room 3001
Entity Address, Address Line Two	6-15-1 Nishi Shinjuku
Entity Address, City or Town	Shinjuku-ku Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	160-0023
City Area Code	+81
Local Phone Number	9085083462
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value per share, and one Right
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value per share, and one Right
Trading Symbol	RIBBU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	RIBB
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-seventh (1/7) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-seventh (1/7) of one Class A ordinary share
Trading Symbol	RIBBR
Security Exchange Name	NASDAQ